Class II Shares Prospectus | US Real Estate Portfolio
US Real Estate Portfolio

Prospectus Supplement

June 17, 2016

The Universal Institutional Funds, Inc.

Supplement dated June 17, 2016 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2016

U.S. Real Estate Portfolio (Class II) (the "Portfolio")

The maximum expense ratio of the Portfolio's Class II shares has been decreased, effective July 1, 2016. Accordingly, effective July 1, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class II Shares Prospectus US Real Estate Portfolio Class II
Advisory Fee	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.27%
Total Annual Portfolio Operating Expenses	1.32%	[1]
Fee Waiver and/or Expense Reimbursement	0.12%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	[1]
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses of the Portfolio (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class II Shares Prospectus | US Real Estate Portfolio | Class II | USD ($)	122	406	712	1,580

Please retain this supplement for future reference.